Related party transactions - Related Party Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Feb. 24, 2023
Related Party Transaction [Line Items]
Revenues	$ 375	$ 414	$ 742	$ 680
Related Party
Related Party Transaction [Line Items]
Revenues	96	72	172	146
NSNCo, PES
Related Party Transaction [Line Items]
Ownership interest (as percent)					35.00%
Management fee revenues | Related Party
Related Party Transaction [Line Items]
Revenues	62	55	117	112
Add-on Services | Related Party
Related Party Transaction [Line Items]
Revenues	3	4	6	8
Reimbursable revenues | Related Party
Related Party Transaction [Line Items]
Revenues	3	3	7	6
Lease revenue | Related Party
Related Party Transaction [Line Items]
Revenues	26	7	37	14
Other | Related Party
Related Party Transaction [Line Items]
Revenues	$ 2	$ 3	$ 5	$ 6